Basis of Presentation - Additional Information (Detail)	12 Months Ended
Oct. 31, 2022
Bottom of range [member]
Basis of presentation [line items]
Proportion of voting rights held in associate	20.00%
Top of range [member]
Basis of presentation [line items]
Proportion of voting rights held in associate	50.00%
Useful lives of Intangible assets other than goodwill	15 years